Financial instruments and risk management - Disclosure of remaining contractual maturities of financial liabilities (Details) - CHF (SFr)	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Financial Assets And Liabilities [Line Items]
Non-derivative financial liabilities, undiscounted cash flows		SFr 22,478,196
Total	SFr 19,395,664
Less than 3 months
Disclosure Of Financial Assets And Liabilities [Line Items]
Non-derivative financial liabilities, undiscounted cash flows		5,781,762
Total	6,945,960
Between 3 months and 2 years
Disclosure Of Financial Assets And Liabilities [Line Items]
Non-derivative financial liabilities, undiscounted cash flows		9,745,053
Total	9,446,716
2 years and later
Disclosure Of Financial Assets And Liabilities [Line Items]
Non-derivative financial liabilities, undiscounted cash flows		6,951,381
Total	3,002,988
Trade and other payables
Disclosure Of Financial Assets And Liabilities [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	1,200,820	1,837,997
Trade and other payables | Less than 3 months
Disclosure Of Financial Assets And Liabilities [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	1,200,820	1,837,997
Trade and other payables | Between 3 months and 2 years
Disclosure Of Financial Assets And Liabilities [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	0	0
Trade and other payables | 2 years and later
Disclosure Of Financial Assets And Liabilities [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	0	0
Accrued expenses
Disclosure Of Financial Assets And Liabilities [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	4,395,609	4,652,033
Accrued expenses | Less than 3 months
Disclosure Of Financial Assets And Liabilities [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	4,395,609	3,632,752
Accrued expenses | Between 3 months and 2 years
Disclosure Of Financial Assets And Liabilities [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	0	1,019,281
Accrued expenses | 2 years and later
Disclosure Of Financial Assets And Liabilities [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	0	0
Loan and borrowings
Disclosure Of Financial Assets And Liabilities [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	11,962,472	15,871,034
Loan and borrowings | Less than 3 months
Disclosure Of Financial Assets And Liabilities [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	1,349,531	311,013
Loan and borrowings | Between 3 months and 2 years
Disclosure Of Financial Assets And Liabilities [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	9,446,716	8,725,772
Loan and borrowings | 2 years and later
Disclosure Of Financial Assets And Liabilities [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	1,166,225	6,834,249
Derivative financial instruments
Disclosure Of Financial Assets And Liabilities [Line Items]
Derivative financial liabilities, undiscounted cash flows	1,836,763	117,132
Derivative financial instruments | Less than 3 months
Disclosure Of Financial Assets And Liabilities [Line Items]
Derivative financial liabilities, undiscounted cash flows	0	0
Derivative financial instruments | Between 3 months and 2 years
Disclosure Of Financial Assets And Liabilities [Line Items]
Derivative financial liabilities, undiscounted cash flows	0	0
Derivative financial instruments | 2 years and later
Disclosure Of Financial Assets And Liabilities [Line Items]
Derivative financial liabilities, undiscounted cash flows	1,836,763	117,132
Carrying amount
Disclosure Of Financial Assets And Liabilities [Line Items]
Non-derivative financial liabilities, undiscounted cash flows		18,971,366
Total	17,559,598
Carrying amount | Trade and other payables
Disclosure Of Financial Assets And Liabilities [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	1,200,820	1,837,997
Carrying amount | Accrued expenses
Disclosure Of Financial Assets And Liabilities [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	4,395,609	4,652,033
Carrying amount | Loan and borrowings
Disclosure Of Financial Assets And Liabilities [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	10,126,406	12,364,204
Carrying amount | Derivative financial instruments
Disclosure Of Financial Assets And Liabilities [Line Items]
Derivative financial liabilities, undiscounted cash flows	SFr 1,836,763	SFr 117,132